Average Annual Total Returns (Vanguard Mid-Cap Index Fund Institutional)	Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Index Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Index Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap 450 Index Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap 450 Index Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Index Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Index Vanguard Mid-Cap Index Fund Vanguard Mid-Cap Index Fund - Institutional Plus Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.78%	13.79%	13.41%	8.06%	13.83%	13.83%	13.39%	13.39%	13.83%	13.83%
Five Years	17.06%		16.76%	13.82%	none		17.21%		17.10%
Ten Years	9.51%		9.23%	7.79%	none		9.55%		9.50%
Since Inception		15.47%						15.61%		15.48%